Note 13 - Restructuring (Details Textual) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Charges	$ 0	$ 123	$ 45	$ 123	$ 1,298	$ 19,153	$ 0